Significant Accounting Policies	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Significant Accounting Policies
Significant accounting policies
The Company adopted ASC 606, ‘Revenue from Contracts with Customers’, with a date of initial application of January 1, 2018. The revenue recognition accounting policy applied in preparation of the results for the six months ended June 30, 2018 therefore reflect application of ASC 606. ICON has elected to adopt the standard using the cumulative effect transition method. Under this transition method, ICON has applied the new standard as at the date of initial application (i.e. January 1, 2018), without restatement of comparative period amounts. The cumulative effect of initially applying the new standard (to revenue, costs and tax) is recorded as an adjustment to the opening balance of equity at the date of initial application. See 'Note 13 - Impact of change in accounting policies' for details. The comparative information has not been adjusted and therefore continues to be reported under ASC 605, ‘Revenue Recognition’.
The new standard requires application of five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligation in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies the performance obligation.
The most significant impact of application of the standard relates to our assessment of performance and percentage of completion in respect of our clinical trial service revenue. Prior to application of ASC 606, the revenue attributable to performance was determined based on both input and output methods of measurement. We have concluded that under the new standard, a clinical trial is a single performance obligation satisfied over time i.e. the full service obligation in respect of a clinical trial (including those services performed by investigators and other parties) is considered a single performance obligation. Promises offered to the customer are not distinct within the context of the contract. We have concluded that ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support the clinical research trial. The transaction price is determined by reference to the contract or change order value (total service revenue and pass-through/ reimbursable expenses) adjusted to reflect a realizable contract value. Revenue is recognized as the single performance obligation is satisfied. The progress towards completion for clinical service contracts is measured therefore based on on an input measure being total project costs (inclusive of third party costs) at each reporting period.
See 'Note 13 - Impact of change in accounting policies' for details of the impact of application of the provisions of ASC 606 in the six months ended June 30, 2018 and in respect of the position at June 30, 2018.